Other Non-Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Components of Other Non-Current Assets:
Operating lease right-of-use asset		$ 12,093	$ 0
Other non-current assets		18,780	40,729
Total other non-current assets		116,663	139,104
OLT Offshore LNG Toscana
Components of Other Non-Current Assets:
Investment in OLT Offshore LNG Toscana		0	7,347
Impairment losses, investments	$ 7,300
Interest Rate Swaps
Components of Other Non-Current Assets:
Derivatives		218	6,298
FLNG | FLNG derivative
Components of Other Non-Current Assets:
Derivatives		85,572	$ 84,730
Golar Viking
Components of Other Non-Current Assets:
Other non-current assets		9,100
Hilli Conversion to FLNG
Components of Other Non-Current Assets:
Transfer from other non-current assets		$ 31,000
OLT Offshore LNG Toscana
Components of Other Non-Current Assets:
Ownership percentage				2.70%